Debt - Credit Agreement (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2016
Debt Instrument [Line Items]
Principal payments on revolving credit facility				$ 27,690,000	$ 32,000,000	$ 32,000,000	$ 10,000,000	$ 0
Drawdown amounts				0	22,000,000	22,000,000	20,000,000	0
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								50,000,000
Borrowings outstanding under revolving line of credit facility		$ 0		0				27,700,000
Principal payments on revolving credit facility	$ 27,700,000				32,000,000	32,000,000.0	10,000,000.0	0
Drawdown amounts					22,000,000	22,000,000.0	20,000,000.0
Debt issuance costs		1,800,000		1,800,000					$ 1,700,000
Debt related commitment fee amount								100,000
Interest expense		$ 100,000	$ 400,000	$ 600,000	$ 1,300,000	$ 1,600,000	$ 1,600,000	$ 1,700,000
Revolving Credit Facility | Weighted Average Interest Rate
Debt Instrument [Line Items]
Interest rate during the period						3.02%	4.95%	4.88%
Revolving Credit Facility | Effective Interest Rate
Debt Instrument [Line Items]
Interest rate during the period						3.93%	6.48%	6.10%
Senior Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount									$ 50,000,000